K&L Gates LLP
70 West Madison Street
Suite 3100
Chicago, IL 60602-4207

T 312.372.1121 www.klgates.com

KEVIN R. BETTSTELLER

312.807.4442

kevin.bettsteller@klgates.com

Direct Fax:  312.345.1383

November 24, 2009

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Harris Associates Investment Trust
1933 Act Registration No. 033-38953
1940 Act Registration No. 811-06279

Ladies and Gentlemen:

On behalf of Harris Associates Investment Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 38 to the Corporation’s registration statement under the Securities Act, which is also amendment no. 40 to its registration statement under the 1940 Act (the “Amendment”), and each exhibit being filed with this amendment.

Reason for Amendment.  This Amendment is being filed solely to comply with the disclosure requirements of revised Form N-1A, as set forth in Investment Company Release No. 28584 (January 13, 2009).

Effective Date.  This filing is being made pursuant to Rule 485(a)(1) under the Securities Act to become effective on January 28, 2010.

Comments.  Please direct any comments on this filing to the undersigned at (312) 807-4442 or to Alan Goldberg at (312) 807-4227.

Very truly yours,

/s/ Kevin R. Bettsteller
Kevin R. Bettsteller